John Deere Owner Trust 2021-B				EXHIBIT 99.3
Servicer's Certificate
	(___)	(___)	(___)
$273,000,000 Class A-1 0.07932% Asset Backed Notes due July 15, 2022
$360,500,000 Class A-2 0.25% Asset Backed Notes due June 17, 2024
$360,500,000 Class A-3 0.52% Asset Backed Notes due March 16, 2026
$75,140,000 Class A-4 0.74% Asset Backed Notes due May 15, 2028
$27,419,330 Overcollateralization

Scheduled Payment Date (30/360)				15-Dec-21
Actual Payment Date (A/360)				15-Dec-21
Collection Period Begin Date				01-Nov-21
Collection Period End Date				28-Nov-21
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$28,897,621.55
	(a)	Total cash receipts during the month:		$27,909,210.66
	(b)	Administrative repurchases during the month:		$988,230.61
	(c)	Investment earnings on cash accounts:		$180.28
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$287,116.95
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$9,459.78
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$75,104.17
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$156,216.67
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$46,336.33
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$25,736,771.31
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$25,736,771.31
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$25,736,771.31

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$0.00

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	(d)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:			$26,023,888.26

(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,965,593.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):		$0.00
	(e)	Ending Balance (after giving effect to all distributions):		$10,965,593.00
	(f)	Specified Reserve Account Balance:		$10,965,593.00

(7)	Servicing Fee:			$823,115.24
	(a)	Amount of Servicing Fee earned:		$823,115.24
	(b)	Amount of Servicing Fee paid:		$823,115.24
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$2,050,518.05

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$960,339,505.66

	(b)	Note Value as of the end of the related Collection Period:		$940,935,681.41

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$27,419,330.00

	(d)	Number of Accounts at the end of the related Collection Period:		17,667

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$117,376,351.59
		(ii)	Class A-1 Note Pool Factor:	0.4299500

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$360,500,000.00
		(ii)	Class A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$360,500,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$75,140,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$879,846.35
		(ii) % of Pool Balance:	0.09%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$7,491.99
	(ii)	Cumulative amount of net losses:	$11,591.06
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.34%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	17,927
	(b)	Number of loans at the end of the period:	17,667
	(c)	Weighted average remaining term on receivables:	41.94
	(d)	Prepayment amount - monthly:	$7,310,642.53
	(e)	Prepayment amount - life-to-date:	$55,776,122.73
	(f)	Weighted average APR of the pool assets:	2.12%
	(g)	Pool Factor:	0.85

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.34%
	(c)	Delinquency Trigger Occurred: Y/N	N

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